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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

ING Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

ING MONEY MARKET PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

Asset Backed Commercial Paper: 25.3%
37,000,000		Barton Capital LLC, 0.080%,due 10/03/13	$36,999,835	4.3
36,000,000		Concord Minutemen Capital Co., 0.199%,due 10/01/13	36,000,000	4.2
36,150,000		Crown Point Capital Co., 0.197%,due 10/01/13	36,150,000	4.2
20,250,000		Jupiter Securitization Company LLC, 0.220%,due 10/04/13	20,249,629	2.4
1,750,000		Jupiter Securitization Company LLC, 0.240%,due 12/17/13	1,749,102	0.2
6,450,000		Jupiter Securitization Company LLC, 0.299%,due 03/28/14	6,440,432	0.8
7,250,000		Jupiter Securitization Company LLC, 0.301%,due 06/06/14	7,235,017	0.9
1,000,000		Old Line Funding LLC, 0.200%,due 10/21/13	999,889	0.1
17,750,000	#	Old Line Funding LLC, 0.214%,due 10/04/13	17,750,000	2.1
17,750,000		Old Line Funding LLC, 0.240%,due 12/20/13	17,740,533	2.1
5,000,000		Thunder Bay Funding LLC, 0.200%,due 10/10/13	4,999,750	0.6
11,750,000		Thunder Bay Funding LLC, 0.210%,due 11/15/13	11,746,916	1.4
17,450,000		Thunder Bay Funding LLC, 0.230%,due 12/06/13	17,442,656	2.0

		Total Asset Backed Commercial Paper
		(Cost $215,503,759)	215,503,759	25.3

Certificates of Deposit: 7.3%
2,500,000		Commonwealth Bank of Australia, 0.170%,due 12/19/13	2,500,000	0.3
7,000,000		Royal Bank of Canada NY, 0.688%,due 07/01/14	7,005,440	0.8
14,500,000		Standard Chartered Bank HK, 0.325%,due 01/03/14	14,487,715	1.7
15,500,000		Standard Chartered Bank NY, 0.310%,due 10/07/13	15,500,064	1.8
3,500,000		Svenska Handelsbanken NY, 0.210%,due 12/06/13	3,500,032	0.4
9,750,000		Svenska Handelsbanken NY, 0.240%,due 01/03/14	9,750,000	1.2
3,700,000		Toronto Dominion Bank NY, 0.550%,due 09/18/14	3,707,536	0.4
5,500,000		Westpac Banking Corp./NY, 0.353%,due 11/01/13	5,499,761	0.7

		Total Certificates of Deposit
		(Cost $61,950,548)	61,950,548	7.3

Financial Company Commercial Paper: 8.8%
14,500,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 10/18/13	14,500,000	1.7
23,000,000		Commonwealth Bank of Australia, 0.160%,due 01/02/14	22,990,493	2.7
3,700,000		Standard Chartered Bank, 0.180%,due 10/03/13	3,699,963	0.4
22,000,000		Toronto Dominion Bank Ltd., 0.220%,due 01/03/14	21,987,362	2.6
7,500,000		Toronto Dominion Holding USA, 0.095%,due 10/24/13	7,499,545	0.9
750,000		UBS Finance Delaware LLC, 0.130%,due 10/01/13	750,000	0.1
3,750,000		Westpac Securities NZ Ltd., 0.195%,due 11/27/13	3,748,842	0.4
		Total Financial Company Commercial Paper
		(Cost $75,176,205)	75,176,205	8.8

Government Agency Debt: 4.5%
9,250,000		Fannie Mae Discount Notes, 0.020%,due 11/06/13	9,249,815	1.1
1,400,000		Fannie Mae Discount Notes, 0.030%,due 11/15/13	1,399,947	0.2
1,000,000		Federal Home Loan Bank Discount Notes, 0.020%,due 11/08/13	999,979	0.1
750,000		Federal Home Loan Bank Discount Notes, 0.030%,due 11/20/13	749,969	0.1
22,000,000		Federal Home Loan Bank Discount Notes, 0.030%,due 11/27/13	21,998,955	2.6
2,500,000		Freddie Mac Discount Notes, 0.020%,due 11/25/13	2,499,924	0.3
1,000,000		Freddie Mac Discount Notes, 0.020%,due 11/06/13	999,980	0.1

		Total Government Agency Debt
		(Cost $37,898,569)	37,898,569	4.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING MONEY MARKET PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

Government Agency Repurchase Agreement: 10.5%
18,914,000		Deutsche Bank Repurchase Agreement dated 9/30/13, 0.100%, due 10/01/13, $18,914,053 to be received upon repurchase (Collateralized by $19,975,000, FNPR, FMNT, FHOR, FHLB, 0.250-7.125%, Market Value plus accrued interest $19,292,468 due 1/16/15-1/15/30)	$18,914,000	2.2
70,000,000		Goldman Sachs Repurchase Agreement dated 9/30/13, 0.040%, due 10/01/13, $70,000,078 to be received upon repurchase (Collateralized by $71,416,000, FCFR, 0.150-0.210%, Market Value plus accrued interest $71,400,461 due 6/26/15-12/18/15)	70,000,000	8.3

		Total Government Agency Repurchase Agreement
		(Cost $88,914,000)	88,914,000	10.5

Other Commercial Paper: 1.3%
10,850,000		Toyota Motor Credit Corp., 0.040%,due 10/03/13	10,849,976	1.3

		Total Other Commercial Paper
		(Cost $10,849,976)	10,849,976	1.3

Other Instrument: 4.1%
35,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%,due 10/01/13	35,000,000	4.1

		Total Other Instrument
		(Cost $35,000,000)	35,000,000	4.1

Other Note: 23.7%
18,750,000		American Honda Finance, 0.050%,due 10/01/13	18,750,000	2.2
500,000		American Honda Finance, 0.060%,due 10/04/13	499,997	0.1
3,250,000	#	American Honda Finance, 0.288%,due 10/17/13	3,250,000	0.4
1,000,000	#	American Honda Finance, 0.296%,due 11/08/13	1,000,072	0.1
10,000,000	#	American Honda Finance, 0.331%,due 12/05/13	10,000,000	1.2
1,750,000	#	American Honda Finance, 1.850%,due 09/19/14	1,775,083	0.2
9,205,000	#	ANZ New Zealand Int’l Ltd., 1.280%,due 12/20/13	9,225,053	1.1
1,750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%,due 01/10/14	1,758,428	0.2
5,280,000		Bottling Group LLC, 5.000%,due 11/15/13	5,310,213	0.6
750,000	#	Commonwealth Bank of Australia, 0.750%,due 10/28/13	750,304	0.1
5,750,000	#	Commonwealth Bank of Australia, 0.984%,due 12/17/13	5,770,224	0.7
230,000	#	Commonwealth Bank of Australia, 2.125%,due 03/17/14	231,825	0.0
204,000		General Electric Capital Corp., 3.125%,due 03/12/14	206,316	0.0
3,900,000		JPMorgan Chase & Co., 1.023%,due 05/02/14	3,914,993	0.5
2,400,000		JPMorgan Chase & Co., 4.650%,due 06/01/14	2,464,754	0.3
3,000,000		JPMorgan Chase Bank NA, 0.331%,due 10/22/13	2,996,628	0.3
10,500,000		JPMorgan Chase Bank NA, 0.356%,due 07/22/14	10,500,000	1.2
8,535,000		Pepsico, Inc., 0.875%,due 10/25/13	8,538,211	1.0
4,900,000	#	Rabobank Nederland, 4.200%,due 05/13/14	5,012,615	0.6
15,250,000	#	Royal Bank of Canada, 0.408%,due 10/01/14	15,250,000	1.8
20,500,000		Svenska Handelsbanken AB, 0.386%,due 10/04/13	20,500,000	2.4
2,000,000		Toronto Dominion Bank, 0.763%,due 11/01/13	2,000,775	0.2
7,500,000		Toyota Motor Credit Corp., 0.264%,due 06/11/14	7,500,000	0.9
11,000,000		Toyota Motor Credit Corp., 0.289%,due 02/24/14	11,000,000	1.3
4,250,000		Toyota Motor Credit Corp., 0.678%,due 10/17/13	4,255,147	0.5
30,750,000		Wells Fargo Bank NA, 0.380%,due 12/23/13	30,750,000	3.6
18,500,000		Westpac Banking Corp, 0.533%,due 10/28/13	18,500,000	2.2
		Total Other Note
		(Cost $201,710,638)	201,710,638	23.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING MONEY MARKET PORTFOLIO

Principal Amount†		Value	Percentage of Net Assets

Treasury Debt: 13.8%
18,500,000	Treasury Bill, 0.035%,due 10/17/13	$18,499,712	2.2
74,250,000	Treasury Bill, 0.038%,due 10/24/13	74,248,208	8.7
24,921,000	Treasury Bill, 0.098%,due 09/18/14	24,897,247	2.9
	Total Treasury Debt
	(Cost $117,645,167)	117,645,167	13.8

	Total Investments in Securities (Cost $844,648,862)	$844,648,862	99.3
	Assets in Excess of Other Liabilities	6,013,105	0.7
	Net Assets	$850,661,967	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Other Commercial Paper	$—	$10,849,976	$—	$10,849,976
Certificates of Deposit	—	61,950,548	—	61,950,548
Government Agency Repurchase Agreement	—	88,914,000	—	88,914,000
Treasury Debt	—	117,645,167	—	117,645,167
Government Agency Debt	—	37,898,569	—	37,898,569
Financial Company Commercial Paper	—	75,176,205	—	75,176,205
Other Note	—	201,710,638	—	201,710,638
Other Instrument	35,000,000	—	—	35,000,000
Asset Backed Commercial Paper	—	215,503,759	—	215,503,759
Total Investments, at fair value	$35,000,000	$809,648,862	$—	$844,648,862

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Money Market Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 25, 2013